LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
The following table sets forth the Company's loan portfolio at December 31, 2020 by risk attribute and origination date:

(Dollars in thousands)	2020	2019	2018	2017	2016	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$1,141,163	$460,210	$296,221	$208,077	$122,686	$138,307	$2,366,664	$502,286	$2,868,950
Special mention	24,668	10,281	18,118	6,893	6,668	6,090	72,718	10,470	83,188
Substandard	6,709	2,370	8,022	26,565	5,124	1,192	49,982	5,389	55,371
Doubtful	0	0	0	0	0	0	0	0	0
Total	$1,172,540	$472,861	$322,361	$241,535	$134,478	$145,589	$2,489,364	$518,145	$3,007,509
Lease financing
Pass	$22,916	$22,397	$12,942	$6,967	$4,802	$2,368	$72,392	$0	$72,392
Special mention	290	0	0	0	0	0	290	0	290
Substandard	5	0	0	180	120	0	305	0	305
Doubtful	0	0	0	0	0	0	0	0	0
Total	$23,211	$22,397	$12,942	$7,147	$4,922	$2,368	$72,987	$0	$72,987
Construction real estate
Pass	$96,410	$259,524	$182,625	$23,185	$24,786	$426	$586,956	$19,671	$606,627
Special mention	0	621	18,203	9,984	661	0	29,469	0	29,469
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$96,410	$260,145	$200,828	$33,169	$25,447	$426	$616,425	$19,671	$636,096
Commercial real estate - investor
Pass	$515,950	$1,011,898	$427,077	$378,536	$286,587	$361,403	$2,981,451	$56,398	$3,037,849
Special mention	0	17,463	15,534	44,426	32,408	43,704	153,535	559	154,094
Substandard	6,198	2,043	22,497	7,067	68	14,724	52,597	0	52,597
Doubtful	0	0	0	0	0	0	0	0	0
Total	$522,148	$1,031,404	$465,108	$430,029	$319,063	$419,831	$3,187,583	$56,957	$3,244,540
Commercial real estate - owner
Pass	$185,692	$162,480	$147,236	$125,275	$128,755	$211,519	$960,957	$36,721	$997,678
Special mention	4,292	11,380	2,891	8,230	3,017	19,384	49,194	59	49,253
Substandard	668	504	7,054	5,496	306	2,321	16,349	38	16,387
Doubtful	0	0	0	0	0	0	0	0	0
Total	$190,652	$174,364	$157,181	$139,001	$132,078	$233,224	$1,026,500	$36,818	$1,063,318
Residential real estate
Performing	$290,277	$241,601	$115,747	$64,220	$60,094	$224,281	$996,220	$0	$996,220
Nonperforming	321	429	673	643	87	4,713	6,866	0	6,866
Total	$290,598	$242,030	$116,420	$64,863	$60,181	$228,994	$1,003,086	$0	$1,003,086
Home equity
Performing	$60,967	$20,200	$17,445	$11,308	$9,744	$41,571	$161,235	$577,609	$738,844
Nonperforming	0	0	0	39	28	138	205	4,050	4,255
Total	$60,967	$20,200	$17,445	$11,347	$9,772	$41,709	$161,440	$581,659	$743,099
Installment
Performing	$21,584	$15,614	$11,041	$8,812	$1,954	$3,185	$62,190	$19,479	$81,669
Nonperforming	15	53	23	35	17	36	179	2	181
Total	$21,599	$15,667	$11,064	$8,847	$1,971	$3,221	$62,369	$19,481	$81,850
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$47,845	$47,845
Nonperforming	0	0	0	0	0	0	0	640	640
Total	$0	$0	$0	$0	$0	$0	$0	$48,485	$48,485
Grand Total	$2,378,125	$2,239,068	$1,303,349	$935,938	$687,912	$1,075,362	$8,619,754	$1,281,216	$9,900,970
Commercial and consumer credit exposure by risk attribute as of December 31, 2019 was as follows:

	As of December 31, 2019
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$2,324,021	$493,182	$4,108,752	$85,262	$7,011,217
Special Mention	100,954	0	59,383	488	160,825
Substandard	40,902	0	26,516	2,614	70,032
Doubtful	0	0	0	0	0
Total	$2,465,877	$493,182	$4,194,651	$88,364	$7,242,074

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$1,040,787	$766,169	$82,385	$48,983	$1,938,324
Nonperforming	15,162	5,700	204	201	21,267
Total	$1,055,949	$771,869	$82,589	$49,184	$1,959,591

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2020
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$6,532	$0	$1,861	$8,393	$2,999,116	$3,007,509	$0
Lease financing	0	0	0	0	72,987	72,987	0
Construction real estate	0	0	0	0	636,096	636,096	0
Commercial real estate-investor	136	0	24,422	24,558	3,219,982	3,244,540	0
Commercial real estate-owner	6,480	174	400	7,054	1,056,264	1,063,318	0
Residential real estate	2,809	370	3,687	6,866	996,220	1,003,086	0
Home equity	1,483	835	1,937	4,255	738,844	743,099	0
Installment	94	35	51	180	81,670	81,850	0
Credit card	303	163	174	640	47,845	48,485	169
Total	$17,837	$1,577	$32,532	$51,946	$9,849,024	$9,900,970	$169

	As of December 31, 2019
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$1,266	$3,332	$14,518	$19,116	$2,443,680	$2,462,796	$3,081	$2,465,877	$0
Lease financing	0	0	0	0	88,364	88,364	0	88,364	0
Construction real estate	0	0	0	0	493,167	493,167	15	493,182	0
Commercial real estate	776	857	5,613	7,246	4,151,513	4,158,759	35,892	4,194,651	0
Residential real estate	8,032	1,928	5,031	14,991	1,014,138	1,029,129	26,820	1,055,949	0
Home equity	2,530	1,083	2,795	6,408	762,863	769,271	2,598	771,869	0
Installment	111	50	148	309	82,022	82,331	258	82,589	0
Credit card	208	75	201	484	48,700	49,184	0	49,184	201
Total	$12,923	$7,325	$28,306	$48,554	$9,084,447	$9,133,001	$68,664	$9,201,665	$201

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2020, 2019 and 2018:

	Years ended December 31,
	2020			2019			2018
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	8	$14,984	$14,984	8	$25,009	$25,071	17	$23,943	$23,890
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	0	0	0	9	3,024	2,932	8	3,385	3,150
Residential real estate	24	1,953	1,847	30	3,415	3,062	13	1,148	1,073
Home equity	11	351	349	14	395	366	5	95	192
Installment	2	35	22	2	41	39	0	0	0
Total	45	$17,323	$17,202	63	$31,884	$31,470	43	$28,571	$28,305

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2020, 2019 and 2018:

	Years Ended December 31,
(Dollars in thousands)	2020	2019	2018
Extended maturities	$0	$2,877	$4,093
Adjusted interest rates	0	5,284	52
Combination of rate and maturity changes	0	516	0
Forbearance	4,759	20,320	23,175
Other (1)	12,443	2,473	985
Total	$17,202	$31,470	$28,305
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
Nonaccrual, Restructured and Impaired Loans	The following table provides information on nonperforming loans as of December 31:

	2020			2019	2018
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Total nonaccrual	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$18,711	$10,519	$29,230	$24,346	$30,925
Lease financing	0	0	0	223	22
Construction real estate	0	0	0	0	9
Commercial real estate	6,957	27,725	34,682	7,295	20,500
Residential real estate	251	11,350	11,601	10,892	13,495
Home equity	0	5,076	5,076	5,242	5,580
Installment	0	163	163	167	169
Total nonaccrual loans	$25,919	$54,833	$80,752	$48,165	$70,700

Interest income effect
Gross amount of interest that would have been recorded under original terms			$5,892	$5,813	$4,656
Interest included in income
Nonaccrual loans			1,636	1,042	715
Troubled debt restructurings			426	801	642
Total interest included in income			2,062	1,843	1,357
Net impact on interest income			$3,830	$3,970	$3,299

Commitments outstanding to borrowers with nonaccrual loans			$0	$3	$200
(1) Nonaccrual loans include nonaccrual TDRs of $14.7 million, $18.5 million and $22.4 million as of December 31, 2020, 2019 and 2018, respectively.

Investment in Impaired Loans
First Financial's investment in impaired loans was as follows:

	December 31, 2019
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial & industrial	$16,726	$19,709	$0
Lease financing	223	223	0
Construction real estate	0	0	0
Commercial real estate	10,160	17,897	0
Residential real estate	14,868	17,368	0
Home equity	5,700	6,462	0
Installment	204	341	0
Total	47,881	62,000	0

Loans with an allowance recorded
Commercial & industrial	10,754	21,513	2,044
Lease financing	0	0	0
Construction real estate	0	0	0
Commercial real estate	671	675	113
Residential real estate	294	294	18
Home equity	0	0	0
Installment	0	0	0
Total	11,719	22,482	2,175

Total
Commercial & industrial	27,480	41,222	2,044
Lease financing	223	223	0
Construction real estate	0	0	0
Commercial real estate	10,831	18,572	113
Residential real estate	15,162	17,662	18
Home equity	5,700	6,462	0
Installment	204	341	0
Total	$59,600	$84,482	$2,175

	Years ended December 31,
	2019		2018
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial & industrial	$31,846	$926	$14,498	$360
Lease financing	168	0	21	0
Construction real estate	6	0	20	2
Commercial real estate	18,757	357	24,738	490
Residential real estate	15,915	307	11,359	301
Home equity	5,893	121	5,541	114
Installment	170	2	274	2
Total	72,755	1,713	56,451	1,269

Loans with an allowance recorded
Commercial & industrial	4,721	87	900	44
Lease financing	57	0	0	0
Construction real estate	0	0	0	0
Commercial real estate	1,339	31	1,402	18
Residential real estate	446	12	895	23
Home equity	0	0	80	3
Installment	0	0	0	0
Total	6,563	130	3,277	88

Total
Commercial & industrial	36,567	1,013	15,398	404
Lease financing	225	0	21	0
Construction real estate	6	0	20	2
Commercial real estate	20,096	388	26,140	508
Residential real estate	16,361	319	12,254	324
Home equity	5,893	121	5,621	117
Installment	170	2	274	2
Total	$79,318	$1,843	$59,728	$1,357

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2020
	Type of Collateral
(Dollar in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$30,961	$6,130	$2,608	$865	$0	$4,892	$45,456
Commercial real estate-investor	0	20,212	661	5,537	872	0	27,282
Commercial real estate-owner	5,842	3,495	0	42	344	0	9,723
Residential real estate	0	0	0	0	11,601	0	11,601
Home equity	0	0	0	0	5,076	0	5,076
Installment	0	0	0	0	0	163	163
Total	$36,803	$29,837	$3,269	$6,444	$17,893	$5,055	$99,301

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2020	2019	2018
Balance at beginning of year	$2,033	$1,401	$2,781
Additions
Commercial	510	415	1,269
Residential	507	2,033	1,913
Total additions	1,017	2,448	3,182
Disposals
Commercial	(217)	(541)	(2,967)
Residential	(1,859)	(912)	(830)
Total disposals	(2,076)	(1,453)	(3,797)
Valuation adjustments
Commercial	448	(112)	(355)
Residential	(135)	(251)	(410)
Total valuation adjustments	313	(363)	(765)
Balance at end of year	$1,287	$2,033	$1,401